UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
150 Federal St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                           Investment Company Report

ZIONS BANCORPORATION

SECURITY        989701107                  MEETING TYPE   Annual
TICKER SYMBOL   ZION                       MEETING DATE   24-Apr-2008
ISIN            US9897011071               AGENDA         932834915 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 1A    ELECTION OF DIRECTOR: JERRY C. ATKIN               Management   For        For
 1B    ELECTION OF DIRECTOR: STEPHEN D. QUINN             Management   For        For
 1C    ELECTION OF DIRECTOR: SHELLEY THOMAS WILLIAMS      Management   For        For
 02    TO APPROVE SHAREHOLDER RESOLUTION REQUESTING       Shareholder  For
       BOARD TAKE ACTION TO DECLASSIFY DIRECTORS' TERMS
       OF OFFICE.
 03    TO RATIFY THE APPOINTMENT OF THE COMPANY'S         Management   For        For
       INDEPENDENT AUDITORS FOR FISCAL 2008.
 04    TO TRANSACT ANY OTHER SUCH BUSINESS AS MAY         Management   For
       PROPERLY COME BEFORE THE MEETING.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         145600          0             21-Apr-2008   21-Apr-2008


Page 1 of 11                                                         07-Jul-2008

                           Investment Company Report

THE CHUBB CORPORATION

SECURITY        171232101                  MEETING TYPE   Annual
TICKER SYMBOL   CB                         MEETING DATE   29-Apr-2008
ISIN            US1712321017               AGENDA         932825473 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 1A    ELECTION OF DIRECTOR: ZOE BAIRD                    Management   For        For
 1B    ELECTION OF DIRECTOR: SHEILA P. BURKE              Management   For        For
 1C    ELECTION OF DIRECTOR: JAMES I. CASH, JR.           Management   For        For
 1D    ELECTION OF DIRECTOR: JOEL J. COHEN                Management   For        For
 1E    ELECTION OF DIRECTOR: JOHN D. FINNEGAN             Management   For        For
 1F    ELECTION OF DIRECTOR: KLAUS J. MANGOLD             Management   For        For
 1G    ELECTION OF DIRECTOR: MARTIN G. MCGUINN            Management   For        For
 1H    ELECTION OF DIRECTOR: LAWRENCE M. SMALL            Management   For        For
 1I    ELECTION OF DIRECTOR: JESS SODERBERG               Management   For        For
 1J    ELECTION OF DIRECTOR: DANIEL E. SOMERS             Management   For        For
 1K    ELECTION OF DIRECTOR: KAREN HASTIE WILLIAMS        Management   For        For
 1L    ELECTION OF DIRECTOR: ALFRED W. ZOLLAR             Management   For        For
 02    TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP     Management   For        For
       AS INDEPENDENT AUDITOR.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         444720          0             18-Mar-2008   18-Mar-2008


Page 2 of 11                                                         07-Jul-2008

                           Investment Company Report

STERLING CHEMICALS, INC.

SECURITY        859166100                  MEETING TYPE   Annual
TICKER SYMBOL   SCHI                       MEETING DATE   29-Apr-2008
ISIN            US8591661009               AGENDA         932868776 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 RICHARD K. CRUMP                                              For        For
       2 JOHN W. GILDEA                                                For        For
       3 DR. PETER TING KAI WU                                         For        For
 02    PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT        Management   For        For
       THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE COMPANY.
 03    TO AMEND THE AMENDED AND RESTATED CERTIFICATE OF   Management   For        For
       INCORPORATION OF THE COMPANY TO REMOVE
       PROVISIONS RELATING TO THE COMPANY'S EMERGENCE
       FROM BANKRUPTCY.
 04    PROPOSAL TO AMEND THE AMENDED AND RESTATED         Management   For        For
       CERTIFICATE OF INCORPORATION OF THE COMPANY TO
       REMOVE PROVISIONS RELATING TO THE COMPANY'S 10%
       SENIOR SECURED NOTES DUE 2007.
 05    TO AMEND THE AMENDED AND RESTATED CERTIFICATE OF   Management   For        For
       INCORPORATION OF COMPANY TO PROHIBIT COMMON
       STOCKHOLDERS FROM VOTING.
 06    PROPOSAL TO AMEND THE AMENDED AND RESTATED         Management   For        For
       CERTIFICATE OF INCORPORATION OF THE COMPANY TO
       EXEMPT THE COMPANY FROM THE REQUIREMENT THAT
       DIRECTORS BE ELECTED BY BALLOT.
 07    TO AMEND THE AMENDED AND RESTATED CERTIFICATE OF   Management   For        For
       INCORPORATION OF COMPANY TO MODIFY THE DIRECTOR
       EXCULPATION PROVISIONS.
 08    PROPOSAL TO AMEND THE AMENDED AND RESTATED         Management   For        For
       CERTIFICATE OF INCORPORATION OF THE COMPANY TO
       MODIFY THE INDEMNIFICATION PROVISIONS THEREOF.
 09    PROPOSAL TO AMEND AND RESTATE THE AMENDED AND      Management   For        For
       RESTATED CERTIFICATE OF INCORPORATION OF THE
       COMPANY.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         250827          0             29-Apr-2008   28-Apr-2008


Page 3 of 11                                                         07-Jul-2008

                           Investment Company Report

DARLING INTERNATIONAL INC.

SECURITY        237266101                  MEETING TYPE   Annual
TICKER SYMBOL   DAR                        MEETING DATE   06-May-2008
ISIN            US2372661015               AGENDA         932860263 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 RANDALL C. STUEWE                                             For        For
       2 O. THOMAS ALBRECHT                                            For        For
       3 C. DEAN CARLSON                                               For        For
       4 MARLYN JORGENSEN                                              For        For
       5 JOHN D. MARCH                                                 For        For
       6 CHARLES MACALUSO                                              For        For
       7 MICHAEL URBUT                                                 For        For

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         216630          0             21-Apr-2008   21-Apr-2008


Page 4 of 11                                                         07-Jul-2008

                            Investment Company Report

KRONOS WORLDWIDE, INC.

SECURITY        50105F105                  MEETING TYPE   Annual
TICKER SYMBOL   KRO                        MEETING DATE   15-May-2008
ISIN            US50105F1057               AGENDA         932868803 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 KEITH R. COOGAN                                               For        For
       2 CECIL H. MOORE, JR.                                           For        For
       3 GEORGE E. POSTON                                              For        For
       4 GLENN R. SIMMONS                                              For        For
       5 HAROLD C. SIMMONS                                             For        For
       6 R. GERALD TURNER                                              For        For
       7 STEVEN L. WATSON                                              For        For

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         270700          0             29-Apr-2008   29-Apr-2008


Page 5 of 11                                                         07-Jul-2008

                            Investment Company Report

JPMORGAN CHASE & CO.

SECURITY        46625H100                  MEETING TYPE   Annual
TICKER SYMBOL   JPM                        MEETING DATE   20-May-2008
ISIN            US46625H1005               AGENDA         932852280 - Management

                                                                                   FOR/AGAINST
ITEM   PROPOSAL                                           TYPE          VOTE       MANAGEMENT
----   ------------------------------------------------   ----------    --------   -----------
 1A    ELECTION OF DIRECTOR: CRANDALL C. BOWLES           Management    For        For
 1B    ELECTION OF DIRECTOR: STEPHEN B. BURKE             Management    For        For
 1C    ELECTION OF DIRECTOR: DAVID M. COTE                Management    For        For
 1D    ELECTION OF DIRECTOR: JAMES S. CROWN               Management    For        For
 1E    ELECTION OF DIRECTOR: JAMES DIMON                  Management    For        For
 1F    ELECTION OF DIRECTOR: ELLEN V. FUTTER              Management    For        For
 1G    ELECTION OF DIRECTOR: WILLIAM H. GRAY, III         Management    For        For
 1H    ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.        Management    For        For
 1I    ELECTION OF DIRECTOR: ROBERT I. LIPP               Management    For        For
 1J    ELECTION OF DIRECTOR: DAVID C. NOVAK               Management    For        For
 1K    ELECTION OF DIRECTOR: LEE R. RAYMOND               Management    For        For
 1L    ELECTION OF DIRECTOR: WILLIAM C. WELDON            Management    For        For
 02    APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC       Management    For        For
       ACCOUNTING FIRM
 03    APPROVAL OF AMENDMENT TO 2005 LONG-TERM            Management    Against    Against
       INCENTIVE PLAN
 04    REAPPROVAL OF KEY EXECUTIVE PERFORMANCE PLAN       Management    Against    Against
 05    GOVERNMENTAL SERVICE REPORT                        Shareholder   Against    For
 06    POLITICAL CONTRIBUTIONS REPORT                     Shareholder   Against    For
 07    INDEPENDENT CHAIRMAN OF THE BOARD                  Shareholder   Against    For
 08    EXECUTIVE COMPENSATION APPROVAL                    Shareholder   Against    For
 09    TWO CANDIDATES PER DIRECTORSHIP                    Shareholder   Against    For
 10    HUMAN RIGHTS AND INVESTMENT REPORT                 Shareholder   Against    For
 11    LOBBYING PRIORITIES REPORT                         Shareholder   Against    For

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         370000          0             16-Apr-2008   16-Apr-2008


Page 6 of 11                                                         07-Jul-2008

                           Investment Company Report

NL INDUSTRIES, INC.

SECURITY        629156407                  MEETING TYPE   Annual
TICKER SYMBOL   NL                         MEETING DATE   21-May-2008
ISIN            US6291564077               AGENDA         932866986 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 CECIL H. MOORE, JR.                                           For        For
       2 GLENN R. SIMMONS                                              For        For
       3 HAROLD C. SIMMONS                                             For        For
       4 THOMAS P. STAFFORD                                            For        For
       5 STEVEN L. WATSON                                              For        For
       6 TERRY N. WORRELL                                              For        For
 02    AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO   Management   For        For
       DELETE ARTICLE XI (REQUIREMENTS FOR CERTAIN
       BUSINESS TRANSACTIONS; EXCEPTIONS).
 03    AMENDMENT AND RESTATEMENT OF CERTIFICATE OF        Management   For        For
       INCORPORATION.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         510200          0             23-Apr-2008   23-Apr-2008


Page 7 of 11                                                         07-Jul-2008

                           Investment Company Report

POLYMER GROUP, INC.

SECURITY        731745204                  MEETING TYPE   Annual
TICKER SYMBOL   POLGA                      MEETING DATE   22-May-2008
ISIN            US7317452040               AGENDA         932882459 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 PEDRO A. ARIAS                                                For        For
       2 RAMON BETOLAZA                                                For        For
       3 WADE NESMITH                                                  For        For
       4 LAP WAI CHAN                                                  For        For
       5 WILLIAM B. HEWITT                                             For        For
       6 EUGENE LINDEN                                                 For        For
       7 JAMES A. OVENDEN                                              For        For
       8 VERONICA HAGEN                                                For        For
       9 CHARLES E. VOLPE                                              For        For
 02    TO APPROVE THE POLYMER GROUP, INC. 2008            Management   Against    Against
       LONG-TERM STOCK INCENTIVE PLAN.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         843103          0             07-May-2008   07-May-2008


Page 8 of 11                                                         07-Jul-2008

                            Investment Company Report

MAXXAM INC.

SECURITY        577913106                  MEETING TYPE   Annual
TICKER SYMBOL   MXM                        MEETING DATE   29-May-2008
ISIN            US5779131060               AGENDA         932893729 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 CHARLES E. HURWITZ **                                         For        For
       2 ROBERT J. CRUIKSHANK *                                        For        For
       3 STANLEY D. ROSENBERG *                                        For        For
       4 MICHAEL J. ROSENTHAL *                                        For        For
 02    PROPOSAL TO RE-APPROVE AND AMEND MAXXAM'S          Management   Against    Against
       EXECUTIVE BONUS PLAN.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         200000          0             29-May-2008   07-May-2008


Page 9 of 11                                                         07-Jul-2008

                            Investment Company Report

CORE-MARK HOLDING COMPANY, INC.

SECURITY        218681104                  MEETING TYPE   Annual
TICKER SYMBOL   CORE                       MEETING DATE   03-Jun-2008
ISIN            US2186811046               AGENDA         932882497 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 ROBERT A. ALLEN                                               For        For
       2 STUART W. BOOTH                                               For        For
       3 GARY F. COLTER                                                For        For
       4 L. WILLIAM KRAUSE                                             For        For
       5 HARVEY L. TEPNER                                              For        For
       6 RANDOLPH I. THORNTON                                          For        For
       7 J. MICHAEL WALSH                                              For        For
 02    TO RATIFY OF THE SELECTION OF DELOITTE & TOUCHE    Management   For        For
       LLP AS CORE-MARK'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM TO SERVE FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         241361          0             07-May-2008   07-May-2008


Page 10 of 11                                                        07-Jul-2008

                           Investment Company Report

KAISER ALUMINUM CORPORATION

SECURITY         483007704                 MEETING TYPE   Annual
TICKER SYMBOL    KALU                      MEETING DATE   04-Jun-2008
ISIN             US4830077040              AGENDA         932893868 - Management

                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                           TYPE         VOTE       MANAGEMENT
----   ------------------------------------------------   ----------   --------   -----------
 01    DIRECTOR                                           Management
       1 CAROLYN BARTHOLOMEW                                           For        For
       2 JACK A. HOCKEMA                                               For        For
       3 GEORGANNE C. PROCTOR                                          For        For
       4 BRETT E. WILCOX                                               For        For
 02    RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE   Management   For        For
       LLP AS KAISER'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31,
       2008
 03    APPROVAL OF AMENDMENT OF KAISER'S AMENDED AND      Management   For        For
       RESTATED CERTIFICATE OF INCORPORATION

                                             UNAVAILABLE
ACCOUNT NUMBER   CUSTODIAN   BALLOT SHARES   SHARES        VOTE DATE     DATE CONFIRMED
--------------   ---------   -------------   -----------   -----------   --------------
997IBE0          837         39757           0             30-May-2008   30-May-2008


Page 11 of 11                                                        07-Jul-2008



   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 20, 2008
   * Print the name and title of each signing officer under his or her signature By the Commission